Investments in Associates - Disclosure of Significant Changes in Carrying Amount of Investment Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Beginning balance	$ 29,263	$ 150,834
Dilution gain (loss)	(1,588)	953
Share of net income (loss)	702	(17,465)
Sale of partial interest		(20,053)
Reclassification of retained interest to marketable securities	(85,006)
Reclassification of retained interest to other non-current assets	(28,377)
Ending balance	0	29,263
Versamet
Disclosure of associates [line items]
Beginning balance	29,263	30,967
Dilution gain (loss)	(1,588)	0
Share of net income (loss)	702	(1,704)
Sale of partial interest		0
Reclassification of retained interest to marketable securities	0
Reclassification of retained interest to other non-current assets	(28,377)
Ending balance	0	29,263
i-80 Gold
Disclosure of associates [line items]
Beginning balance	0	119,867
Dilution gain (loss)	0	953
Share of net income (loss)	0	(15,761)
Sale of partial interest		(20,053)
Reclassification of retained interest to marketable securities	(85,006)
Reclassification of retained interest to other non-current assets	0
Ending balance	$ 0	$ 0